Statutory Information (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Schedule of Reconciliations of Net Income and Stockholder's Equity
Reconciliations of net income and stockholder’s equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

	Net Income			Stockholder's Equity
	2016	2015	2014	2016	2015
Based on statutory accounting principles	$22,024	$3,302	$5,590	$67,446	$39,534
Deferred acquisition costs, goodwill, taxes, and asset valuation reserve	(319)	117	(97)	198	1,188
Deferred and uncollected premiums	76,449	(40)	(40)	—	(40)
Policy and claim reserves	(71,007)	(108)	(850)	(449)	4,787
Investment valuation difference	108	314	(62)	3,771	9,040
Commissions and fees	(20,145)	—	1	—	—
Deferred taxes	1,682	343	(1,474)	760	(4,210)
Pension	—	—	2,032	(252)	(252)
Interest maintenance reserve, deferral and amortization	(691)	137	66	72	763
Non-admitted assets and other	—	—	—	1,274	956
Deferred gain on disposal of businesses and gain (loss) on AEB Sale	13,406	113	4	(5,287)	(2,158)
Based on generally accepted accounting principles	$21,507	$4,178	$5,170	$67,533	$49,608